EXPLORATION, EVALUATION AND PROJECT EXPENSES	12 Months Ended
Dec. 31, 2020
Exploration For and Evaluation of Mineral Resources [Abstract]
EXPLORATION, EVALUATION AND PROJECT EXPENSES	Exploration, Evaluation, and Project Expenses

For the years ended December 31	2020	2019
Global exploration and evaluation[1]	$143	$143
Project costs:
Pascua-Lama	37	49
Other	27	20
Corporate development[2]	9	51
Business improvement and innovation	—	10
Minesite exploration and evaluation[1]	79	69
Total exploration, evaluation and project expenses	$295	$342
[1]Approximates the impact on operating cash flow.
[2]2019 includes $44 million in transaction costs related to the Nevada Gold Mines, Acacia and Kalgoorlie transactions.